Fair Value Option - Changes in FV of Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	$ 2,671	$ 2,395	$ 1,385
Federal funds sold and securities borrowed or purchased under agreements to resell
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(195)	(114)	(44)
Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(199)	(87)	83
Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,284	1,091	1,355
Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(243)	45	174
Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	700	825	1,048
Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	10		(77)
Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	14	(3)	114
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	33	4	(36)
Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option			(91)
Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	3	52	(70)
Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(210)	(64)	180
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,474	646	(1,251)
Trading Account Profits (Losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	3,050	1,128	695
Trading Account Profits (Losses) | Federal funds sold and securities borrowed or purchased under agreements to resell
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(195)	(114)	(44)
Trading Account Profits (Losses) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(199)	(87)	83
Trading Account Profits (Losses) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,284	1,091	1,355
Trading Account Profits (Losses) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	52	(24)	(28)
Trading Account Profits (Losses) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(36)	(56)	7
Trading Account Profits (Losses) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0		0
Trading Account Profits (Losses) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1	23	30
Trading Account Profits (Losses) | Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	33	4	(36)
Trading Account Profits (Losses) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option			0
Trading Account Profits (Losses) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	3	52	(70)
Trading Account Profits (Losses) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Trading Account Profits (Losses) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	2,107	239	(602)
Mortgage Banking Income (Loss)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	673	798	837
Mortgage Banking Income (Loss) | Federal funds sold and securities borrowed or purchased under agreements to resell
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	(38)
Mortgage Banking Income (Loss) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	673	798	966
Mortgage Banking Income (Loss) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0		0
Mortgage Banking Income (Loss) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option			(91)
Mortgage Banking Income (Loss) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(1,052)	469	(147)
Other Income (Loss) | Federal funds sold and securities borrowed or purchased under agreements to resell
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(295)	69	240
Other Income (Loss) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	63	83	75
Other Income (Loss) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	10		(77)
Other Income (Loss) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	13	(26)	84
Other Income (Loss) | Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option			0
Other Income (Loss) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(210)	(64)	180
Other Income (Loss) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	$ (633)	$ 407	$ (649)